Repurchase of Shares	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
Repurchase of Shares

Note 12 — Repurchase of Shares

From time to time, the Company’s Board of Directors can adopt share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. On November 8, 2017, the Company’s Board of Directors adopted another share repurchase plan for the repurchase of up to an additional $800,000 of the Company’s outstanding ordinary shares with no expiration date. In April 2018, the Company completed the repurchase of the remaining authorized amount of ordinary shares under the February 2016 plan and began executing repurchases under the November 2017 plan. In fiscal year 2019, the Company repurchased approximately 6,656 ordinary shares at an average price of $59.79 per share (excluding broker and transaction fees). The November 2017 plan permits the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate. As of September 30, 2019, the Company had remaining authority to repurchase up to $239,171 of its outstanding ordinary shares under the November 2017 plan. On November 12, 2019, the Company’s Board of Directors adopted another share repurchase plan for the repurchase of up to an additional $800,000 of Company’s outstanding ordinary shares which brings the unused authorization as of September 30, 2019 to $1,039,171. The November 2019 plan authorizations have no expiration date and permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate.